Cover Page	Feb. 11, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 11, 2025
Entity Registrant Name	CRANE NXT, CO.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-1657
Entity Tax Identification Number	88-0706021
Entity Address, Address Line One	950 Winter Street 4th Floor North
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	755-6868
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Document Type	false
Title of 12(b) Security	Common Stock, par value $1.00
Trading Symbol	CXT
Document Period End Date	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000025445
Amendment Flag	false